BUSINESS ACQUISITON	12 Months Ended
Nov. 30, 2020
Disclosure of detailed information about business combination [abstract]
BUSINESS ACQUISITON [Text Block]
13. BUSINESS ACQUISITON

On October 31, 2018, the Company completed the acquisition of private Delaware corporation Plymouth Rock Technologies Inc. ("Plymouth Rock USA") in consideration of the issuance of 3,000,000 common shares of the Company (the "Transaction") at $0.413 per share. The Transaction has been accounted for as a business combination, using the acquisition method. The Financial Statements include the financial statements of the Company and from the date of acquisition its 100% interest in Plymouth Rock USA. To account for the Transaction, the Company determined the fair value of assets and liabilities of Plymouth Rock USA at the date of the acquisition.
The purchase price allocation of Plymouth Rock USA is as follows:

Consideration
Common shares	$1,240,200
Purchase Price Allocation:
Cash	47,467
Prepaid	2,626
Intangible assets:
Development assets	304,000
Intellectual and engineering development	936,781
Loan	(50,674)
Deferred tax liability	(253,975)
Goodwill	253,975
$1,240,200

These fair value assessments require management to make significant estimates and assumptions as well as applying judgement in selecting appropriate valuation techniques. The Company issued 231,250 common shares at $0.69 per share as finder's fees to complete the acquisition and the cost related to acquisition were recognized as an expense in the year ended November 30, 2018.

During the year ended November 30, 2019, the Company recognized impairment of Goodwill of $256,874 which brought down the carrying value of Goodwill to $Nil.